COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5:-        COMMITMENTS AND CONTINGENCIES

a.	The Company provided guarantees in a total amount of $ 258 in favor certain lessors and credit card security in Israel and in the United States.

b.	Commitments in favor of the Government of Israel and other grants:

1.
Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the OCS funded research programs. If any such research programs are successful and income is generated, the Company is committed to pay royalties at a rate of 3% to 5% of the Company's revenues arising from such research program, up to a maximum of 100% of the amount received for such program from the OCS, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR).

As of June 30, 2014, the Company's aggregate contingent obligations for payments to the OCS, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled approximately $ 8,913.

For the six-month period ended June 30, 2014 and 2013, the Company had an aggregate of paid and accrued royalties to the OCS recorded in the consolidated statement of comprehensive loss in the amount of $ 143 and $ 6, respectively.

Under the Bi-national Industrial Research ("BIRD") plan, the Company is not obligated to repay any amounts previously received from BIRD if it does not generate any income from the outcome of the funded research program. As of June 30, 2014 the Company had received proceeds under BIRD plan in total aggregate amount of approximately $ 500. As of June 30, 2014 and December 31, 2013 the Company does not expect any income to be generated from the outcome of the research funded by the BIRD plan and as such no correlated obligation was recorded.

2.
During the years 2010 through 2011, the Company entered into funding arrangements, which subsequently were amended, with an investor for partial support of its research and development activities in the  total amount of $ 13,000.

On April 19, 2013, the Company entered into an amendment to the aforementioned funding arrangements pursuant to which until June 30, 2015, the investor has the right to receive 10% of the cash consideration received by the Company or its affiliates from third parties and thereafter, until December 31, 2030, 10% of the cash consideration for a selected five of such candidates as determined in the agreement, less certain pass-through amounts, with respect to certain designated product candidates (the "Amended Participation Rights").

As of June 30, 2014 and December 31, 2013 the Company does not have any outstanding obligations for Amended Participation Rights under the amended arrangement.

3.
On June 25, 2012 the Company and its U.S subsidiary entered into an Antibodies Discovery Collaboration Agreement (the "Agreement") with a U.S. antibody technology company ("mAb Technology Company"), providing an established source for fully human mAbs. Under the Agreement the mAb Technology Company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of June 30, 2014 and December 31, 2013 the Company did not incur any obligation for such Contingent Fees.

4.
On May 9, 2012, the Company entered into agreement (the "May 2012 Agreement") with a U.S. Business Development Strategic Advisor ("Advisor") for the purpose of entering into transactions with Pharma companies related to selected Pipeline Program Candidates. Under the agreement the Advisor shall be entitled to at least 4% of the cash considerations that may be received under such transactions as well as a retainer fee of $ 5 per month.

On February 27, 2014, the Company entered into a new agreement (the "New Agreement") (replacing the May 2012 Agreement, which is terminated on that date) with the Advisor for certain services with respect to financing, strategic and other agreements. Under the New Agreement the Advisor shall be entitled to up to 1% of cash considerations that may be received under financing agreements and a fee that will be determined in good faith in respect to all other transactions.

For the six-month period ended June 30, 2014 the Company recorded issuance expenses in the amount of $725 in respect to fees paid to the Advisor for the public offering which took place in March 2014 (Refer to Note 6(b)). For the six-month period ended June 30, 2013 the Company recorded business development expenses in the amount of $ 30.

As of June 30, 2014 and December 31, 2013 the Company does not have any outstanding obligation for payments under the aforementioned agreements.